UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F




       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 1999.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein Partners Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor        New York       New York              10021
--------------------------------------------------------------------------------
Business Address      (Street)          (City)       (State)               (Zip)
--------------------------------------------------------------------------------
Alan S. Cooper, (212) 754-4000, Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements or omissions of facts constitute Federal
                              Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 17th day of May, 1999.

                                                  DICKSTEIN PARTNERS INC.
                                      ------------------------------------------
                                              (Name of Institutional Manager)

                                                /s/ Alan Cooper
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1. Dickstein & Co., L.P.        28-4218            6.
-----------------------------   ----------------   --------------  -------------
2. Dickstein Partners, L.P.     28-4098            7.
-----------------------------   ----------------   --------------  -------------
3. Mark Dickstein               28-4210            8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------


                                                             VALUE    SHARES/  SH/ PUT/ INVSTMT           -----VOTING AUTHORITY-----
NAME OF ISSUER                -TITLE OF CLASS- --CUSIP--    (x$1000)  PRN AMT  PRN CALL DSCRETN -MANAGERS-   SOLE   SHARED     NONE

Activision Inc New            COM NEW          004930-20-2      495     40,000  SH        X       1,2,3       X
                                                                131     10,600  SH        X           3       X
                                                                 32      2,600  SH        X         2,3       X
America Online Inc Del        Put              02364J-95-4    3,969     27,000  SH PUT    X       1,2,3       X
                                                              1,058      7,200  SH PUT    X           3       X
                                                                265      1,800  SH PUT    X         2,3       X
AMP Inc                       COM              031897-10-1   56,909  1,060,000  SH        X       1,2,3       X
                                                             15,081    280,900  SH        X           3       X
                                                              3,699     68,900  SH        X         2,3       X
AMP Inc                       Call             031897-90-1    8,590    160,000  SH CALL   X       1,2,3       X
                                                              2,148     40,000  SH CALL   X           3       X
                                                                537     10,000  SH CALL   X         2,3       X
Arch Communications Group Inc COM              039381-10-8      120     89,300  SH        X       1,2,3       X
                                                                 31     23,200  SH        X           3       X
                                                                  8      5,900  SH        X         2,3       X
Ascend Communications Inc     COM              043491-10-9   30,546    365,000  SH        X       1,2,3       X
                                                              7,524     89,900  SH        X           3       X
                                                              1,975     23,600  SH        X         2,3       X
AT & T Corp                   Call              001957-90-9    1,065     20,000  SH CALL   X       1,2,3       X
                                                                277      5,200  SH CALL   X           3       X
                                                                 75      1,400  SH CALL   X         2,3       X
Atlantic Richfield Co         COM              048825-10-3    7,300    100,000  SH        X       1,2,3       X
                                                              1,935     26,500  SH        X           3       X
                                                                475      6,500  SH        X         2,3       X
AT Home Corp                  Put              045919-95-7      945      6,000  SH PUT    X       1,2,3       X
Browning Ferris Inds          COM              115885-10-5    3,856    100,000  SH        X       1,2,3       X
                                                              1,022     26,500  SH        X           3       X
                                                                251      6,500  SH        X         2,3       X
Browning Ferris Inds          Call             115885-90-5      636     16,500  SH CALL   X       1,2,3       X
                                                                174      4,500  SH CALL   X           3       X
                                                                 42      1,100  SH CALL   X         2,3       X
Comdisco Inc                  Call             200336-90-5      420     23,500  SH CALL   X       1,2,3       X
                                                                109      6,100  SH CALL   X           3       X
                                                                 29      1,600  SH CALL   X         2,3       X
Comdisco Inc                  Put              200336-95-5      358     20,000  SH PUT    X       1,2,3       X
                                                                 95      5,300  SH PUT    X           3       X
                                                                 23      1,300  SH PUT    X         2,3       X
Criimi Mae Inc                COM              226603-10-8    1,140    424,000  SH        X       1,2,3       X
                                                                253     94,200  SH        X           3       X
                                                                 76     28,100  SH        X         2,3       X
Dayton Hudson Corp            Call             239753-90-6    1,999     30,000  SH CALL   X       1,2,3       X
                                                                533      8,000  SH CALL   X           3       X
                                                                133      2,000  SH CALL   X         2,3       X
Echostar Communications New   CL A             278762-10-9    1,628     20,000  SH        X       1,2,3       X
                                                                391      4,800  SH        X           3       X
                                                                106      1,300  SH        X         2,3       X
Enron Corp                    Call             293561-90-6    2,161    130,000  SH CALL   X       1,2,3       X
                                                                562     33,800  SH CALL   X           3       X
                                                                140      8,400  SH CALL   X         2,3       X
Excite Inc                    COM              300904-10-9      797      5,700  SH        X       1,2,3       X
Geocities                     COM              37247V-10-6    1,697     15,500  SH        X       1,2,3       X
                                                                329      3,000  SH        X           3       X
                                                                110      1,000  SH        X         2,3       X

Column Totals                                               164,260


Globalstar Telecommunications Call            G3930H-90-4     5,550    400,000  SH CALL   X       1,2,3       X
                                                              1,332     96,000  SH CALL   X           3       X
                                                                333     24,000  SH CALL   X         2,3       X
Hilton Hotels Corp            Call            432848-90-9       703     50,000  SH CALL   X       1,2,3       X
                                                              1,125     80,000  SH CALL   X           3       X
                                                                 70      5,000  SH CALL   X         2,3       X
K Mart Corp                   Put             482584-95-9       504     30,000  SH PUT    X       1,2,3       X
                                                                101      6,000  SH PUT    X           3       X
                                                                 34      2,000  SH PUT    X         2,3       X
Leslie Fay Inc New            COM             527016-10-9     9,322  2,015,660  SH        X       1,2,3       X
                                                              1,672    361,476  SH        X           3       X
                                                              1,575    340,600  SH        X         2,3       X
Marvel Enterprises Inc        COM             57383M-10-8     9,568  1,458,029  SH        X       1,2,3       X
                                                                886    134,967  SH        X           3       X
                                                              1,120    170,620  SH        X         2,3       X
Medallion Finl Corp           COM             583928-10-6     1,305     87,000  SH        X       1,2,3       X
                                                                315     21,000  SH        X           3       X
                                                                 86      5,700  SH        X         2,3       X
Microsoft Corp                Call            594918-90-4     9,000    100,000  SH CALL   X       1,2,3       X
                                                              2,124     23,600  SH CALL   X           3       X
                                                                594      6,600  SH CALL   X         2,3       X
Morton Intl Inc Ind New       COM             619335-10-2     1,103     30,000  SH        X       1,2,3       X
                                                                294      8,000  SH        X           3       X
                                                                 74      2,000  SH        X         2,3       X
Moviefone Inc                 CL A            624598-10-8     5,636    121,200  SH        X       1,2,3       X
                                                              1,362     29,300  SH        X           3       X
                                                                372      8,000  SH        X         2,3       X
Ogden Corp                    COM             676346-10-9     2,394    100,000  SH        X       1,2,3       X
                                                                632     26,400  SH        X           3       X
                                                                156      6,500  SH        X         2,3       X
Ogden Corp                    Call            676346-90-9       180      7,500  SH CALL   X       1,2,3       X
                                                                 48      2,000  SH CALL   X           3       X
                                                                 12        500  SH CALL   X         2,3       X
Patriot Amern Hospitality
    Del                       Paired CTF      703352-20-3     1,281    250,000  SH        X       1,2,3       X
                                                                320     62,500  SH        X           3       X
                                                                 83     16,200  SH        X         2,3       X
Pharmaceutical Marketing Svcs COM             717123-10-3     2,188    147,100  SH        X       1,2,3       X
                                                                564     37,900  SH        X           3       X
                                                                165     11,100  SH        X         2,3       X
Platinum Technology Intl Inc  COM             72764T-10-1     5,075    200,000  SH        X       1,2,3       X
                                                              1,345     53,000  SH        X           3       X
                                                                332     13,100  SH        X         2,3       X
Quickturn Design Sys Inc      COM             74838E-10-2     4,252    301,000  SH        X       1,2,3       X
                                                              1,123     79,500  SH        X           3       X
                                                                275     19,500  SH        X         2,3       X
Specialty Catalog Corp        COM             84748Q-10-3     1,689    510,000  SH        X       1,2,3       X
                                                                456    137,689  SH        X           3       X

Column Totals                                                78,730



Tyco Intl Ltd New             Call            902124-90-6     4,305      60,000 SH CALL   X       1,2,3       X
                                                              1,148     16,000  SH CALL   X           3       X
                                                                287      4,000  SH CALL   X         2,3       X
Tyco Intl Ltd New             Put             902124-95-6     7,175    100,000  SH PUT    X       1,2,3       X
                                                              1,937     27,000  SH PUT    X           3       X
                                                                466      6,500  SH PUT    X         2,3       X
United States Filter Corp     COM NEW         911843-20-9     3,063    100,000  SH        X       1,2,3       X
                                                                735     24,000  SH        X           3       X
                                                                199      6,500  SH        X         2,3       X
VLSI Technology Inc           COM             918270-10-9    12,809    659,000  SH        X       1,2,3       X
                                                              2,750    141,500  SH        X           3       X
                                                                795     40,900  SH        X         2,3       X
VLSI Technology Inc           Call            918270-90-9     9,058    466,000  SH CALL   X       1,2,3       X
                                                              3,034    156,100  SH CALL   X           3       X
                                                                639     32,900  SH CALL   X         2,3       X
Whittaker Corp Del            Call            966680-90-7       165      7,500  SH CALL   X       1,2,3       X
                                                                 44      2,000  SH CALL   X           3       X
                                                                 11        500  SH CALL   X         2,3       X

Column Totals                                                48,620

Aggregate Total                                             291,610


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F




       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 1999.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor        New York       New York              10021
--------------------------------------------------------------------------------
Business Address      (Street)          (City)       (State)               (Zip)
--------------------------------------------------------------------------------
Alan S. Cooper, (212) 754-4000, Vice President, of Dickstein Partners Inc.,
the general partner of the general partner of Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements or omissions of facts constitute Federal
                              Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 17th day of May, 1999.

                                                  DICKSTEIN & CO., L.P.
                                      ------------------------------------------
                                              (Name of Institutional Manager)

                                                /s/ Alan Cooper
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1                                                  6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

                                    Form 13F

Pursuant to General Instruction B to Form 13F, the securities over which Dickstein & Co., L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F




       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 1999.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein Partners, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor        New York       New York              10021
--------------------------------------------------------------------------------
Business Address      (Street)          (City)       (State)               (Zip)
--------------------------------------------------------------------------------
Alan S. Cooper, (212) 754-4000, Vice President of Dickstein Partners Inc.,
the general partner of Dickstein Partners, L.P.
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements or omissions of facts constitute Federal
                              Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 17th day of May, 1999.

                                                  DICKSTEIN PARTNERS, L.P.
                                      ------------------------------------------
                                              (Name of Institutional Manager)

                                                /s/ Alan Cooper
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1                                                  6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

                                    FORM 13F

Pursuant to General Instruction B to Form 13F, the securities over which Dickstein Partners, L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F




       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 1999.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Mark Dickstein
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor        New York       New York              10021
--------------------------------------------------------------------------------
Business Address      (Street)          (City)       (State)               (Zip)
--------------------------------------------------------------------------------
Mark Dickstein, (212) 754-4000
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements or omissions of facts constitute Federal
                              Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 17th day of May, 1999.

                                                  MARK DICKSTEIN
                                      ------------------------------------------
                                              (Name of Institutional Manager)

                                                /s/ Mark Dickstein
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1                                                  6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

                                    FORM 13F


Pursuant to General Instruction B to Form 13F, the securities over which Mark Dickstein exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.